Accrued expenses and other liabilities	12 Months Ended
Dec. 31, 2019
Accrued expenses and other liabilities
Accrued expenses and other liabilities

4.   Accrued expenses and other liabilities

Accrued expenses and other liabilities consist of the following as at December 31, 2019 and 2018:

	As at December 31
	2019	2018
Accrued vessel operating expenses and voyage expenses	12,096,220	12,731,272
Other accrued expenses	4,181,864	3,317,644
Total accrued expenses	16,278,084	16,048,916